UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22843

Center Coast MLP & Infrastructure Fund

(Exact name of registrant as specified in charter)

Center Coast Capital Advisors, LP
1600 Smith Street
Suite 3800
Houston, TX 77002

(Address of principal executive offices) (Zip code)

Dan C. Tutcher
Center Coast Capital Advisors, LP
1600 Smith Street
Suite 3800
Houston, TX 77002

(Name and address of agent for service)

Registrant's telephone number, including area code: (713) 759-1400

Date of fiscal year end: November 30

Date of reporting period: August 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Center Coast MLP & Infrastructure Fund
Schedule of Investments
August 31, 2016 (unaudited)

Number of Shares		Value
	COMMON STOCK - 8.5%
	Midstream C-corps - 8.5%
443,297	Targa Resources Corp. [1]	19,318,883
		19,318,883
	Total Common Stock
	(Cost $8,207,818)	19,318,883

	MASTER LIMITED PARTNERSHIP SHARES - 110.7%
	Diversified Midstream- 26.2%
814,840	Enterprise Products Partners LP [1]	21,511,776
578,841	MPLX LP [1]	19,177,002
395,232	Tesoro Logistics LP [1]	18,955,327
		59,644,105

	E&P-sponsored Gathering & Processing - 13.5%
1,101,481	EnLink Midstream Partners LP [1]	19,441,140
226,721	Western Gas Partners LP [1]	11,408,601
		30,849,741
	Fuel Distribution & Marketing - 0.8%
62,571	Sunoco LP	1,863,364
		1,863,364

	General Partner (K-1) - 2.7%
257,642	NuStar GP Holdings LLC [1]	6,258,124
		6,258,124

	Large-cap Gathering & Processing - 12.3%
336,910	DCP Midstream Partners LP 1	11,040,541
5,063	Enable Midstream Partners LP	71,439
434,674	ONEOK Partners LP [1]	16,843,617
		27,955,597

	Large-cap Petroleum Transportation & Storage - 30.5%
215,077	Buckeye Partners LP [1]	15,111,310
151,089	Magellan Midstream Partners LP [1]	10,626,089
275,177	NuStar Energy LP [1]	13,208,496
683,494	Plains All American Pipeline LP [1]	19,178,842
382,512	Sunoco Logistics Partners LP [1]	11,322,355
		69,447,092

	Natural Gas Transportation & Storage - 13.5%
26,936	EQT Midstream Partners LP	2,117,439
309,701	Spectra Energy Partners LP [1]	14,131,657
275,947	TC Pipelines LP [1]	14,489,977
		30,739,073

	Other fee-based - 2.6%
294,583	Martin Midstream Partners LP [1]	5,838,635
		5,838,635

	Small-cap Gathering & Processing - 2.4%
133,588	Crestwood Equity Partners LP [1]	2,778,630
113,149	Summit Midstream Partners LP [1]	2,830,988
		5,609,618

	Sponsored Petroleum Transportation & Storage - 6.2%
3,095	Delek Logistics Partners LP	80,749
132,546	PBF Logistics LP [1]	2,689,358
151,131	Phillips 66 Partners LP [1]	7,476,451
125,642	Shell Midstream Partners LP [1]	3,828,312
		14,074,870

	Total Master Limited Partnership Shares
	(Cost $252,019,645)	252,280,219

Center Coast MLP & Infrastructure Fund
Schedule of Investments - Continued
August 31, 2016 (unaudited)

Number of Shares		Value
	PREFERRED STOCK - 0.8%
	E&P-sponsored Gathering & Processing - 0.8%
44,660	Anadarko Pete Corp., 7.50% [1]	$1,715,391
		1,715,391
	Total Preferred Stock
	(Cost $1,397,552)	1,715,391

	UNREGISTERED/RESTRICTED SECURITIES - 13.6%
31,004,597	KKR Eagle Co-Invest LP [2,3]	31,004,597
	Total Unregistered/Restricted Securities
	(Cost $31,004,597)	31,004,597

Principal Amount		Value
	Short-Term Investments - 0.1%
$356,046	UMB Money Market Fiduciary, 0.01% [4]	$356,046
	Total Short-Term Investments	356,046
	(Cost $356,046)

	Total Investments * - 133.7%
	(Cost $292,985,658)	304,675,136
	Liabilities in Excess of Other Assets - (33.7)%	(76,718,281)
	Total Net Assets - 100%	$227,956,855

 LLC - Limited Liability Company
 LP - Limited Partnership

[1]
All or a portion of the security has been pledged as collateral with the Fund's line of credit agreement.
As of August 31, 2016, the total value of securities pledged as collateral for the line of credit agreement was $185,329,450.

[2]	Non-income producing security.
[3]	Indicates a fair valued security. Total value for fair valued securities is $31,004,597, representing 13.6% of fund net assets.
[4]	The rate quoted is the annualized seven-day yield of the Fund at the period end.

*	All investments domiciled in the United States.

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with Generally Accepted Accounting Principles (“GAAP”) , and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation levels, as of August 31, 2016:

Assets	Level 1	Level 2	Level 3	Total
Common Stock[1]	$19,318,883	$-	$-	$19,318,883
Master Limited Partnerships[1]	252,280,219	-	-	252,280,219
Preferred Stock[1]	1,715,391	-	-	1,715,391
Unregistered/Restricted Securities	-	-	31,004,597	31,004,597
Short-Term Investments	356,046	-	-	356,046
Total Assets	$273,670,539	$-	$31,004,597	$304,675,136

[1]
All Common Stock, Master Limited Partnerships and Preferred Stock held by the Fund are Level 1 securities. For a detailed break-out of Master Limited Partnerships by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers during the period.

The following table summarizes the change in value associated with Level 3 securities carried at fair value for the period ended August 31, 2016:

Level 3 Securities
Unregistered/Restricted Securities
Balance, December 1, 2015	$20,795,387
Purchases	10,209,210
Balance, August 31, 2016	$31,004,597

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the adviser's valuation committee for Level 3 Fair Value Measurements for investments held as of August 31, 2016:

Type of Security	Fair Value at 8/31/2016	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Unregistered/Restricted Securities	$31,004,597	Discounted Cash Flow	Discount Rate	11.00% – 15.00% (13.00%)
			Exit Multiple	9.00x – 11.00 x (10.00 x)
			Liquidity Discount	10.00% – 20.00% (15.00%)

Level 3 Unregistered/Restricted Securities valued by using an unobservable input factor are directly affected by a change in that factor.

The discounted cash flow analysis used to value the Fund’s private investment in KKR Eagle Co-Invest LP uses the projected cash flows of the portfolio company to estimate the enterprise value and equity value attributable to the Fund’s interest in the portfolio company. Such cash flows include a terminal value for the portfolio company, which is typically based on an EV/EBITDA multiple. A present value of these cash flows is determined by using estimated discount rates (a weighted average cost of capital or the expected return market participants would require of similar public securities).

As part of this valuation process, the Fund estimates operating results of the portfolio company (including EBITDA and unlevered cash flow). These estimates utilize unobservable inputs such as historical operating results, which may be unaudited, and projected operating results, which will be based on operating assumptions for such portfolio company. The Fund also consults with management of the portfolio company to develop these financial projections. These estimates will be sensitive to changes in assumptions specific to such portfolio company as well as general assumptions for the industry. Other unobservable inputs utilized in the valuation techniques outlined above include: discounts for lack of marketability (liquidity discount), selection of publicly-traded companies, selection of relevant M&A transactions, selected ranges for valuation multiples, and expected required rates of return (discount rates).

At August 31, 2016, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$278,255,420

Gross unrealized appreciation	$57,753,079
Gross unrealized depreciation	(31,333,363)

Net unrealized appreciation/(depreciation) on investments	$26,419,716

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from Master Limited Partnership (“MLP”) K-1s, which is treated as an increase/(decrease) in cost basis of the MLP shares held, and timing differences in recognizing certain gains and losses in security transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a)   The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Center Coast MLP & Infrastructure Fund

By:	/s/ Dan C. Tutcher
Dan C. Tutcher, President and Chief Executive Officer
(Principal Executive Officer)

Date	October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dan C. Tutcher
Dan C. Tutcher, President and Chief Executive Officer
(Principal Executive Officer)

Date	October 28, 2016

By:	/s/ William H. Bauch
William H. Bauch, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date	October 28, 2016